LIABILITY PRESENTED AT FAIR VALUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
LIABILITY PRESENTED AT FAIR VALUE [Abstract]
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Liability presented at fair value		$ 512